Redeemable Preferred Stock, Mezzainine Equity and Warrant Liability	12 Months Ended
Dec. 31, 2024
Redeemable Preferred Stock, Mezzainine Equity and Warrant Liability [Abstract]
REDEEMABLE PREFERRED STOCK, MEZZAININE EQUITY AND WARRANT LIABILITY

NOTE 9 — REDEEMABLE PREFERRED STOCK, MEZZAININE EQUITY AND WARRANT LIABILITY

Securities Purchase Agreement

On December 24, 2024, the Company entered into the Purchase Agreement with various institutional and accredited investors. The Company completed the initial closing on December 31, 2024 and sold an aggregate of 1,512,500 immediately separable units (the “Units”), each Unit consisting of (i) one share of the Company’s Series A Senior Convertible Preferred Stock, par value $0.001 per share (the “Series A Preferred Stock”), and (ii) a warrant to purchase one share of common stock (each, a “Warrant” and, collectively, the “Warrants”), at a price per Unit of $4.00. The Warrant has an exercise price of $4.40 per share, subject to adjustment therein, and a term of five years from the date stockholder approval of the common stock issuances contemplated by the Purchase Agreement is obtained. The gross proceeds from the initial closing to the Company, before deducting transaction fees and other estimated expenses, was 6,050,000.

Based on the terms of the Series A Preferred Stock and the Company’s Certificate of Designation, and in accordance with ASC 480, the Series A Preferred Stock is accounted for as mezzanine equity due to the redemption feature upon a deemed liquidation event: (i) a merger or consolidation, or (ii) the sale, lease, transfer or other disposition of substantially all the assets of the Company. The initial cash proceeds of $6,050,000 were allocated to the Warrants and the residual proceeds were allocated to the Series A Preferred Stock.

Based on the terms of the Warrants and in accordance with ASC 815, the Warrants are accounted for as a liability due to the variable exercise price subject to adjustment. Currently, there is not an observable market for this type of derivative. Due to the lack of relevant and market reflective Level 1 and Level 2 inputs, the Company valued the Warrant liability using Level 3 inputs, which require significant judgment and estimates on behalf of management in developing model assumptions. The Company determined to value of the Warrant liability using a Binomial Simulation, which takes into consideration the fair market value of the Company’s stock, the variable nature of the exercise price, the estimated exercise period, the volatility of its common stock, and the risk-free interest rate. The following assumptions were made in the model: (1) a variable exercise price with a floor of $4.40 per share, (2) current common stock price of $4.28 per share, (3) discount rate of 4.38%, and (4) expected stock price volatility of 24.90%. As of December 31, 2024, the carrying value of the Warrant liability in aggregate was $1,971,975.

The Series A Preferred Stock and Warrants were issued in a basket transaction. When two or more instruments are issued in a basket transaction and some instruments will be remeasured at fair value, the proceeds are first allocated to the instruments recorded at their fair value. Next, the residual method is used to allocate the proceeds to the instrument(s) that are not remeasured at fair value. In this case, the Warrant is subsequently measured at fair value, and the Series A Preferred Stock instrument is measured at initial carrying value. The Company will first allocate the proceeds to the Warrant liability, with the residual allocated to the Series A Preferred Stock liability. Because the Series A Preferred Stock is classified as a mezzanine equity, the Company will record a deemed dividend for the accretion of the Series A Preferred Stock to carrying value in accordance with ASC 480. The following table reflects the allocation of the cash proceeds, which results in a deemed dividend recorded in the consolidated statement of operations in the amount of $1,971,975 for the year ended December 31, 2024.

As of December 31, 2024
Cash proceeds	$6,050,000
Fair value of Warrant liability	(1,971,975)
Residual value allocated to Series A Preferred Stock	(4,078,025)
Unallocated cash proceeds	$—
For the year ended December 31, 2024
Residual value allocated to the Series A Preferred Stock	$4,078,025
Deemed dividend	1,971,975
Carrying value of Series A Preferred Stock	$6,050,000